Lease Liabilities and Right-of-Use Assets - Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets
At cost		$ 1,347,718	$ 1,347,718
Less accumulated amortisation		(499,354)	(403,298)
Total Right of Use assets		848,364	944,420
Lease liabilities
Within 1 year (Current)		89,109	89,109
Non-current liabilities		713,235	879,347
Total lease liabilities		802,344	968,456
Within 1 year (Current) [Member]
Lease liabilities
Within 1 year (Current)		89,109	89,109
After 1 year but within 2 years [Member]
Lease liabilities
Non-current liabilities		80,750	80,750
After 2 years but within 5 years [Member]
Lease liabilities
Non-current liabilities		224,930	224,930
After 5 years [Member]
Lease liabilities
Non-current liabilities		$ 407,555	$ 573,667